Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Notes Payable

Note 6 – Notes Payable

Loan payable consists of the following at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022

Automobile loans (a)	$58,000	$69,000
Unsecured promissory note – related party (b)- past due	215,000	-
Unsecured promissory note and restricted shares (c)	1,162,000	-
Total notes payable	1,435,000	69,000
Less: debt discount	(695,000)	-
Total notes payable, less debt discount	740,000	69,000
Notes payable, current portion	(695,000)	(13,000)
Notes payable, net of current portion	$45,000	$56,000

(a)	Automobile Loans

On November 20, 2020, the Company financed the purchase of a vehicle for $40,000. The loan term is for 59 months, annual interest rate of 4.49%, with monthly principal and interest payments of $745, and secured by the purchased vehicle. The loan balance was $24,000 at December 31, 2022. During the nine months ended September 30, 2023, the Company made principal payments of $6,000, leaving a loan balance of $18,000 at September 30, 2023, of which $8,000 was recorded as the current portion of loan payable on the accompanying balance sheet.

On January 20, 2022, the Company financed the purchase of a second vehicle for $49,000. The loan term is for 71 months, annual interest rate of 15.54%, with monthly principal and interest payments of $1,066, and secured by the purchased vehicle. The loan balance was $45,000 at December 31, 2022. During the nine months ended September 30, 2023, the Company made principal payments of $5,000, leaving a loan balance of $40,000 at September 30, 2023, of which $5,000 was recorded as the current portion of loan payable on the accompanying balance sheet.

(b)	Unsecured Promissory Note – Related Party (Past Due)

On February 21, 2023, the Company sold $225,000 of Unsecured Promissory Note (the “Note”) to Donald Danks, a former member of the Company’s Board of Directors. The Company received net proceeds of $180,000 after deducting an original issue discount of 20%, or $45,000, which was recorded as a debt discount. The note bears no interest and matures of March 21, 2023 (“Initial Maturity Date”). If a Qualified Public Offering does not occur before the Initial Maturity Date, the outstanding principal amount of this Note, together with all accrued but unpaid interest thereon, shall be paid from funds from any offer and sale of Lender of equity or debt securities whereby Lender obtains gross cash proceeds in an amount not less than Five Hundred Thousand Dollars ($500,000). If a Qualified Public Offering does not occur before the Initial Maturity Date, this Note will accrue interest at a rate of twelve percent (12%) per annum. The Company may prepay the Note, or any portion outstanding, at any time and from time to time prior to Maturity Date without notice and without the payment of any premium, fee, or penalty.

The total of the original issue discount of $45,000 was capitalized and recorded as a debt discount and are amortized over the remaining life of the Note. Amortization of debt discount was $45,000 for the nine months ended September 30, 2023, which was recorded as a component of interest expense in the accompanying condensed statement of operations.

During the nine months ended September 30, 2023, the Company added $16,000 of accrued interest, leaving an accrued interest balance of $16,000 at September 30, 2023. Accrued interest in included in accounts payable and accrued expenses in the accompanying balance sheets.

During the nine months ended September 30, 2023, the Company paid $10,000 towards the principal balance leaving a principal balance of $215,000 at September 30, 2023, which is past due.

(c)	Promissory Notes and Restricted Shares

During the nine months ended September 30, 2023, the Company sold approximately $1,062,000 of Promissory Notes (the “Note”), and issued a $100,000 Note in exchange of a convertible note (see Note 5), and issued 174,300 shares of restricted common stock. The outstanding principal amount shall bear interest from the date of the Note at a rate of twelve percent (12%) per annum (the “Interest Rate”). Interest shall automatically accrue and be capitalized to the principal amount of this Note (“PIK Interest”) and shall thereafter be deemed to be a part of the principal amount of this Note, unless such interest is paid in cash on or prior to the maturity date of this Note. This Note shall become due and payable on the earlier of (i) the consummation of the first underwritten public offering (the “IPO”) of Obligor pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by Obligor of not less than $8,000,000 of its equity securities, as a result of or following which Obligor shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock (the “Common Stock”) shall be listed on the Nasdaq Stock Market, and (ii) twelve months from the funding of the Principal to Obligor.

The Company issued 174,300 shares of common stock related to the Note, which the Company determined had a fair value of $943,0000, were capitalized and recorded as a debt discount, and are being amortized over the remaining life of the Note. During the nine months ended September 30, 2023, the Company amortized $248,000, which was recorded as a component of interest expense in the accompanying condensed statement of operations, leaving a remaining unamortized debt discount balance of $695,000 at September 30, 2023.

Total principal balance owed was $1,162,000 at September 30, 2023.

Note 7 – Note Payable

Loans payable is comprised of the following:

	December 31, 2022	December 31, 2021
Loans payable	$69,000	$33,000
Less current portion	(13,000)	(8,000)
Noncurrent portion	$56,000	$25,000

On November 20, 2020, the Company financed the purchase of a vehicle for $40,000. The loan term is for 59 months, annual interest rate of 4.49%, with monthly principal and interest payments of $745, and secured by the purchased vehicle. The loan balance was $40,000 at December 31, 2020. During the twelve months ended December 31, 2021, the Company made principal payments of $7,000, leaving a loan balance of $33,000 at December 31, 2021. During the twelve months ended December 31, 2022, the Company made principal payments of $9,000, leaving a loan balance of $24,000 at December 31, 2022, of which $8,000 was recorded as the current portion of loan payable on the accompanying balance sheet.

On January 20, 2022, the Company financed the purchase of a second vehicle for $49,000. The loan term is for 71 months, annual interest rate of 15.54%, with monthly principal and interest payments of $1,066, and secured by the purchased vehicle. During the year December 31, 2022, the Company made principal payments of $4,000, leaving a loan balance of $45,000 at December 31, 2022, of which $5,000 was recorded as the current portion of loan payable on the accompanying balance sheet.